PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property and equipment
	Computer	Furniture &	Computer		Leasehold	Mining
	Equipment	Equipment	Software	Vehicles	Improvements	Equipment	Total
Cost
Balance, December 31, 2015	$161,959	$388,933	$197,813	$459,229	$172,818	$1,574,098	$2,954,850
Disposals	(61,738)	(109,720)	-	(5,375)	(172,818)	(39,353)	(389,004)
Balance, December 31, 2016	$100,221	$279,213	$197,813	$453,854	$-	$1,534,745	$2,565,846
Accumulated depreciation
Balance, December 31, 2015	$135,912	$230,867	$197,813	$330,345	$135,086	$617,344	$1,647,367
Depreciation for year	12,053	29,443	-	26,129	-	242,572	310,197
Disposals	(53,065)	(78,671)	-	(16,558)	(135,086)	(25,945)	(309,325)
Balance, December 31, 2016	$94,900	$181,639	$197,813	$339,916	$-	$833,971	$1,648,239
Carrying amount
At December 31, 2015	$26,047	$158,066	$-	$128,884	$37,732	$956,754	$1,307,483
At December 31, 2016	$5,321	$97,574	$-	$113,938	$-	$700,774	$917,607
Cost
Balance, December 31, 2016	$100,221	$279,213	$197,813	$453,854	$-	$1,534,745	$2,565,846
Additions	(147)	(2,383)	-	-	-	-	(2,530)
Impairment charge	-	-	-	(281,162)	-	(219,916)	(501,078)
Balance, December 31, 2017	$100,074	$276,830	$197,813	$172,692	$-	$1,314,829	$2,062,238
Accumulated depreciation
Balance, December 31, 2016	$94,900	$181,639	$197,813	$339,916	$-	$833,971	$1,648,239
Depreciation for year	1,795	35,434	-	18,434	-	167,837	223,500
Impairment charge	-	-	-	(228,508)	-	(112,904)	(341,412)
Balance, December 31, 2017	$96,695	$217,073	$197,813	$129,842	$-	$888,904	$1,530,327
Carrying amount
At December 31, 2016	$5,321	$97,574	$-	$113,938	$-	$700,774	$917,607
At December 31, 2017	$3,379	$59,757	$-	$42,850	$-	$425,925	$531,911
Cost
Balance, December 31, 2017	$100,074	$276,830	$197,813	$172,692	$-	$1,314,829	$2,062,238
Additions/Disposals	3,180	2,015	-	-	-	24,476	29,671
Impairment charge	-	-	-	-	-	(1,314,829)	(1,314,829)
Balance, December 31, 2018	$103,254	$278,845	$197,813	$172,692	$-	$24,476	$777,080
Accumulated depreciation
Balance, December 31, 2017	$96,695	$217,073	$197,813	$129,842	$-	$888,904	$1,530,327
Depreciation for period	1,316	16,351	-	13,337	-	3,491	34,495
Impairment charge	-	-	-	-	-	(888,904)	(888,904)
Balance, December 31, 2018	$98,011	$233,424	$197,813	$143,179	$-	$3,491	$675,918
Carrying amount
At December 31, 2017	$3,379	$59,757	$-	$42,850	$-	$425,925	$531,911
At December 31, 2018	$5,243	$45,421	$-	$29,513	$-	$20,985	$101,162